INCOME TAXES (Details- Deferred tax assets)	Dec. 31, 2023 USD ($)
Deferred tax asset:
Net operating losses	$ 9,235,000
Stock based compensation	479,000
Total deferred tax asset	9,714,000
Less valuation allowance	(9,714,000)
Net deferred income tax liability	$ 0